Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings (Secured Borrowing by the Class of Collateral Pledged) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2020	Mar. 31, 2019
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	¥ 33,733	¥ 28,125
Payables under securities lending transactions	1,017	913
Obligations to return securities received as collateral	4,806	3,087
Total	39,556	32,125
Japanese National Government and Japanese Government Agency Bonds [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	10,687	8,306
Payables under securities lending transactions	38	21
Obligations to return securities received as collateral	2,241	856
Total	12,966	9,183
Foreign Government and Official Institution Bonds [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	17,326	14,291
Payables under securities lending transactions	57
Obligations to return securities received as collateral	873	1,286
Total	18,256	15,577
Corporate Bonds [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	784	705
Obligations to return securities received as collateral	183	172
Total	967	877
Residential Mortgage-backed Securities [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	4,248	4,369
Obligations to return securities received as collateral	10
Total	4,258	4,369
Other Debt Securities [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	157	238
Obligations to return securities received as collateral	2
Total	159	238
Marketable Equity Securities [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	506	200
Payables under securities lending transactions	914	892
Obligations to return securities received as collateral	1,497	772
Total	2,917	1,864
Others [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	25	16
Payables under securities lending transactions	8
Obligations to return securities received as collateral		1
Total	¥ 33	¥ 17